Equity Accounted Investees - Summarized Financial Information (Detail) € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of associates and joint ventures [line items]
Total current assets							$ 10,118	$ 201,269	$ 172,579
Total non-current assets							24,310	483,579	464,962
Total current liabilities							5,953	118,413	136,534
Total non-current liabilities							13,033	259,248	175,256
Total equity							15,442	307,187	325,751
Equity attributable to equity holders							$ 11,951	237,743	251,989
Net income		$ 188	$ 3,756		$ 28,048	$ 29,713
Other comprehensive income		(369)	(7,321)		(12,966)	(13,293)
Total comprehensive income		(181)	(3,565)		15,082	19,786
Total comprehensive income attributable to equity holders		$ (176)	(3,458)		12,285	$ 14,776
Heineken Group
Disclosure of associates and joint ventures [line items]
Total current assets	€ 9,020			€ 8,419				221,182	177,829
Total non-current assets	33,612			38,085				824,210	804,443
Total current liabilities	10,868			12,307				266,497	259,952
Total non-current liabilities	17,372			16,886				425,984	356,671
Total equity	14,392			17,311				352,911	365,648
Equity attributable to equity holders	13,392			16,147				$ 328,393	$ 341,062
Total revenue and other income	19,771		479,996	24,064	511,125
Total cost and expenses	18,993		461,108	20,431	433,959
Net income	(88)		(2,136)	2,374	50,424
Net income attributable to equity holders	(204)		(4,953)	2,166	46,006
Other comprehensive income	(2,016)		(48,944)	186	3,951
Total comprehensive income	(2,104)		(51,080)	2,560	54,375
Total comprehensive income attributable to equity holders	€ (2,127)		$ (51,639)	€ 2,328	$ 49,447